Share Based Payment (Details) - Schedule of Share-Based Expense Recognized in the Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Expense Recognized in the Statements of Income [Line Items]
Total share-based expense	$ 2,798	$ 5,105	$ 4,159
Share-based compensation expense [Member]
Schedule of Share-Based Expense Recognized in the Statements of Income [Line Items]
Share-based compensation expense – Research and development	889	1,592	1,969
Share-based compensation expense – General and administrative	1,909	3,513	1,849
Share-based compensation expense – Finance expenses			$ 341